Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2009	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held	26,200,000
Postemployment benefits liability	$ 22.5	$ 24.0
Maximum Contractual Term Permformance-Based Awards Granted Prior to 2009	10 years
Maximum Contractual Term Performance Based Awards Granted In or After 2009	5 years
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period	100.9	91.8	57.7
Dividend equivalent units vested	340,949	272,617
Deferred liability awards vested			246,200
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Requisite service period, minimum	6 months 1 day
Total pretax intrinsic value of options exercised and restricted stock vested	2.2	2.3	2.5
Non Employee Director Stock Option
Employee Benefits Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			36,237
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	11,100,000
2010 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	18,000,000
2003 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	1,400,000
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Number of employees, approximately	45	45	45
Performance-based awards vesting range				either vest or be forfeited in full (i.e., no partial vesting)
Performance Based Restricted Equity Awards | Insurance Operating Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%		0.00%	0.00%
Performance Based Restricted Equity Awards | Insurance Operating Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	250.00%	250.00%	200.00%		200.00%	200.00%
Performance Based Restricted Equity Awards | Investment Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%		0.00%	0.00%
Performance Based Restricted Equity Awards | Investment Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	200.00%	200.00%	200.00%		200.00%	200.00%
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Number of employees, approximately	115
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions	$ 74.8	$ 69.9	$ 66.5
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%